Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Unaudited)
Interest Income	$ 5,661,000	$ 5,674,000	$ 5,740,000	$ 5,691,000	$ 5,764,000	$ 5,985,000	$ 6,034,000	$ 5,999,000	$ 22,765,347	$ 23,782,932	$ 23,779,971
Net interest income	4,919,000	4,889,000	4,920,000	4,865,000	4,868,000	5,039,000	5,013,000	4,839,000	19,592,463	19,759,719	18,098,625
Net Income	1,795,000	65,000	1,899,000	2,002,000	1,664,000	956,000	1,696,000	1,413,000	5,760,418	5,729,281	3,760,688
Basic (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.20	$ 0.84	$ 0.82	$ 0.53
Diluted (in dollars per share)	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.24	$ 0.14	$ 0.24	$ 0.20	$ 0.84	$ 0.82	$ 0.53
Asset Impairment Charges									$ 1,900,000